Exhibit 99.1

Hyundai Auto Receivables Trust 2022-C
Monthly Servicing Report

Collection Period						April 2024
Distribution Date						05/15/24
Transaction Month						18
30/360 Days						30
Actual/360 Days						30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		October 4, 2022
Closing Date:		November 9, 2022

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,706,688,347.89	73,607	3.85%	56.52
Original Adj. Pool Balance:		$1,523,088,772.73

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$286,000,000.00	16.758%	4.45000%		November 15, 2023
Class A-2-A Notes	Fixed	$437,400,000.00	25.629%	5.35000%		November 17, 2025
Class A-2-B Notes	Floating	$100,000,000.00	5.859%	SOFR + 0.78%		November 17, 2025
Class A-3 Notes	Fixed	$487,400,000.00	28.558%	5.39000%		June 15, 2027
Class A-4 Notes	Fixed	$101,100,000.00	5.924%	5.52000%		October 16, 2028
Class B Notes	Fixed	$27,420,000.00	1.607%	6.06000%		October 16, 2028
Class C Notes	Fixed	$45,670,000.00	2.676%	6.23000%		June 15, 2029
Total Securities		$1,484,990,000.00	87.010%

Overcollateralization		$38,098,772.73	2.232%
YSOA		$183,599,575.16	10.758%
Total Original Pool Balance		$1,706,688,347.89	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

		Beginning of Period		Ending of Period		Change
		Balance	Note Factor	Balance	Note Factor
Class A-1 Notes		$-	-	$-	-	$-
Class A-2-A Notes		$119,028,252.24	0.2721268	$91,148,743.92	0.2083876	$27,879,508.32
Class A-2-B Notes		$27,212,677.69	0.2721268	$20,838,761.75	0.2083876	$6,373,915.94
Class A-3 Notes		$487,400,000.00	1.0000000	$487,400,000.00	1.0000000	$-
Class A-4 Notes		$101,100,000.00	1.0000000	$101,100,000.00	1.0000000	$-
Class B Notes		$27,420,000.00	1.0000000	$27,420,000.00	1.0000000	$-
Class C Notes		$45,670,000.00	1.0000000	$45,670,000.00	1.0000000	$-
Total Securities		$807,830,929.93	0.5439976	$773,577,505.67	0.5209311	$34,253,424.26

Weighted Avg. Coupon (WAC)		3.93%		3.94%
Weighted Avg. Remaining Maturity (WARM)		40.04		39.16
Pool Receivables Balance		$938,779,662.59		$900,209,405.62
Remaining Number of Receivables		58,269		57,158

Adjusted Pool Balance		$849,715,871.18		$815,462,446.92

III. COLLECTIONS

Principal:
Principal Collections						$37,411,418.00
Repurchased Contract Proceeds Related to Principal						$-
Recoveries/Liquidation Proceeds						$448,710.29
Total Principal Collections						$37,860,128.29

Interest:
Interest Collections						$3,074,553.08
Late Fees & Other Charges						$61,362.48
Interest on Repurchase Principal						$-
Total Interest Collections						$3,135,915.56

Collection Account Interest						$150,723.59
Reserve Account Interest						$32,300.11
Servicer Advances						$-

Total Collections						$41,179,067.55

2022C Report	1 of 4

Hyundai Auto Receivables Trust 2022-C
Monthly Servicing Report

Collection Period	April 2024
Distribution Date	05/15/24
Transaction Month	18
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections					$41,179,067.55
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$41,179,067.55
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$782,316.39	$-	$782,316.39	782,316.39
Collection & Reserve Account Interest					$183,023.70
Late Fees & Other Charges					$61,362.48
Total due to Servicer					$1,026,702.57

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2-A Notes		$530,667.62		$530,667.62
Class A-2-B Notes		$138,558.34		$138,558.34
Class A-3 Notes		$2,189,238.33		$2,189,238.33
Class A-4 Notes		$465,060.00		$465,060.00

Total Class A interest:		$3,323,524.29		$3,323,524.29	3,323,524.29

3. First Priority Principal Distribution:		$0.00		$0.00	0.00

4. Class B Noteholders Interest:		$138,471.00		$138,471.00	138,471.00

5. Second Priority Principal Distribution:		$0.00		$-	0.00

6. Class C Noteholders Interest:		$237,103.42		$237,103.42	237,103.42

Available Funds Remaining:					$36,453,266.27

7. Regular Principal Distribution Amount:					34,253,424.26

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2-A Notes				$27,879,508.32
Class A-2-B Notes				$6,373,915.94
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$34,253,424.26		$34,253,424.26
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$34,253,424.26		$34,253,424.26

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses and Asset Representations Reviewer Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					2,199,842.01

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount					$89,063,791.41
Beginning Period Amount					$89,063,791.41
Current Period Amortization					$4,316,832.71
Ending Period Required Amount					$84,746,958.70
Ending Period Amount					$84,746,958.70
Next Distribution Date Required Amount					$80,538,284.28

2022C Report	2 of 4

Hyundai Auto Receivables Trust 2022-C
Monthly Servicing Report

Collection Period	April 2024
Distribution Date	05/15/24
Transaction Month	18
30/360 Days	30
Actual/360 Days	30

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance					0.50%
Beginning Period Required Amount					$7,615,443.86
Beginning Period Amount					$7,615,443.86
Current Period Release to Collection Account					$-
Current Period Deposit					$-
Current Period Release to Depositor					$-
Ending Period Required Amount (0.50% of APB of cut-off date)					$7,615,443.86
Ending Period Amount					$7,615,443.86

VII. OVERCOLLATERALIZATION

Overcollateralization Target	2.75%
Overcollateralization Floor	2.75%
			Beginning	Ending	Target
Overcollateralization Amount			$41,884,941.25	$41,884,941.25	$41,884,941.25
Overcollateralization as a % of Original Adjusted Pool			2.75%	2.75%	2.75%
Overcollateralization as a % of Current Adjusted Pool			4.93%	5.14%	5.14%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables		Units Percent	Units	Dollars Percent	Amount
Current		98.99%	56,583	98.53%	$886,977,030.48
30 - 60 Days		0.74%	421	1.07%	$9,657,914.36
61 - 90 Days		0.22%	127	0.32%	$2,915,852.28
91-120 Days		0.05%	26	0.07%	$637,664.01
121 + Days		0.00%	1	0.00%	$20,944.49
Total			57,158		$900,209,405.62

Delinquent Receivables 30+ Days Past Due
Current Period		1.01%	575	1.47%	$13,232,375.14
1st Preceding Collection Period		1.03%	598	1.50%	$14,042,993.13
2nd Preceding Collection Period		1.07%	634	1.54%	$15,090,283.04
3rd Preceding Collection Period		1.19%	719	1.70%	$17,284,274.04
Four-Month Average		1.07%		1.55%

Ratio of 61+ Delinquency Receivables Balance to EOP Pool Balance				0.40%
Delinquency Percentage exceeds Delinquency Trigger of 9.6% (Y/N)				No

Repossession in Current Period			43		$1,217,620.92
Repossession Inventory			80		$2,151,767.33

Current Charge-Offs
Gross Principal of Charge-Offs					$1,158,838.97
Recoveries					$(448,710.29)
Net Loss					$710,128.68

Ratio of Current Net Loss to Beginning Pool Balance (annualized)					0.91%

Average Pool Balance for Current Period					$919,494,534.11

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period					0.93%
1st Preceding Collection Period					0.98%
2nd Preceding Collection Period					0.51%
3rd Preceding Collection Period					0.74%
Four-Month Average					0.79%

Cumulative Charge-Offs			Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs			51	728	$16,051,741.81
Recoveries			43	486	$(6,352,937.36)
Net Loss					$9,698,804.45
Cumulative Net Loss as a % of Initial Pool Balance					0.57%

Net Loss for Receivables that have experienced a Net Loss *			46	662	$9,698,804.45
Average Net Loss for Receivables that have experienced a Net Loss					$14,650.76

Principal Balance of Extensions					$3,078,907.49
Number of Extensions					138

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

2022C Report	3 of 4

Hyundai Auto Receivables Trust 2022-C
Monthly Servicing Report

Collection Period	April 2024
Distribution Date	05/15/24
Transaction Month	18
30/360 Days	30
Actual/360 Days	30

IX. CREDIT RISK RETENTION INFORMATION
There were no material changes in the retained interest in the transaction.

X. SOFR INFORMATION
There were no SOFR Adjustment Conforming Changes during the reporting period.

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